Receivables, Prepaids and Deposits	12 Months Ended
Dec. 31, 2023
Prepaids, deposits and receivables [abstract]
Receivables, prepaids and deposits
6.
RECEIVABLES, PREPAIDS AND DEPOSITS

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Prepaids and deposits	5,872	1,298	754
Receivables	2,922	3	124
Interest receivable	1,573	-	-
	10,367	1,301	878

Receivables include amounts receivable from Lithium Argentina (Note 15).